Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents: [Abstract]
Cash	$ 617,800,000	$ 447,100,000
Certificates of deposit	0	200,000
Money market funds	1,172,400,000	429,100,000
Commercial paper	3,900,000	202,700,000
U.S. treasury securities	0	17,600,000
U.S. non-governmental agency asset-backed securities	0	41,400,000
U.S. corporate obligations	0	18,900,000
Non-U.S. bank and other obligations	18,800,000	28,800,000
Short-term investments: [Abstract]
Commercial paper	0	253,900,000
Certificates of deposit	0	3,000,000
U.S. Treasury securities	41,000,000	64,500,000
U.S. non-governmental agency asset-backed securities	0	99,500,000
U.S. corporate obligations	0	96,100,000
Non-qualified plan assets [Abstract]
Money market funds	1,000,000	1,100,000
Domestic bond funds	2,900,000	2,400,000
International bond fund	300,000	100,000
Domestic equity funds	5,500,000	3,600,000
International equity funds	2,700,000	2,100,000
Blended equity funds	3,800,000	2,600,000
Common stock	2,300,000	2,100,000
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	19,000,000	19,900,000
Total financial instruments	1,891,400,000	1,736,700,000
Fair value of the fixed-rate debt	2,660,000,000	2,060,000,000
Face value of the fixed-rate debt	2,500,000,000	1,750,000,000
Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Cash and cash equivalents: [Abstract]
Cash	617,800,000	447,100,000
Certificates of deposit	0	200,000
Money market funds	1,172,400,000	429,100,000
Commercial paper	0	0
U.S. treasury securities	0	17,600,000
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	0	18,900,000
Non-U.S. bank and other obligations	18,800,000	28,800,000
Short-term investments: [Abstract]
Commercial paper	0	0
Certificates of deposit	0	3,000,000
U.S. Treasury securities	41,000,000	64,500,000
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	0	96,100,000
Non-qualified plan assets [Abstract]
Money market funds	1,000,000	1,100,000
Domestic bond funds	2,900,000	2,400,000
International bond fund	300,000	100,000
Domestic equity funds	5,500,000	3,600,000
International equity funds	2,700,000	2,100,000
Blended equity funds	3,800,000	2,600,000
Common stock	2,300,000	2,100,000
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	0	0
Total financial instruments	1,868,500,000	1,119,300,000
Fair Value Based on Significant Other Observable Inputs (Level 2) [Member]
Cash and cash equivalents: [Abstract]
Cash	0	0
Certificates of deposit	0	0
Money market funds	0	0
Commercial paper	3,900,000	202,700,000
U.S. treasury securities	0	0
U.S. non-governmental agency asset-backed securities	0	41,400,000
U.S. corporate obligations	0	0
Non-U.S. bank and other obligations	0	0
Short-term investments: [Abstract]
Commercial paper	0	253,900,000
Certificates of deposit	0	0
U.S. Treasury securities	0	0
U.S. non-governmental agency asset-backed securities	0	99,500,000
U.S. corporate obligations	0	0
Non-qualified plan assets [Abstract]
Money market funds	0	0
Domestic bond funds	0	0
International bond fund	0	0
Domestic equity funds	0	0
International equity funds	0	0
Blended equity funds	0	0
Common stock	0	0
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	19,000,000	19,900,000
Total financial instruments	$ 22,900,000	$ 617,400,000